UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3181

                      (Investment Company Act File Number)


              Federated Short-Intermediate Duration Municipal Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  6/30/08


                Date of Reporting Period:  Quarter ended 9/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
(FORMERLY FEDERATED SHORT-TERM MUNICIPAL TRUST)
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--98.8%
                  ALABAMA--3.2%
  $   650,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010        $     664,118
      500,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011              513,090
      550,000     Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012              566,077
    1,185,000 1,2 Huntsville, AL Health Care Authority, Residual Interest Tax-Exempt Securities (PA-1466), 6.07%             890,788
                  (Huntsville Hospital ), 6/1/2032
    1,000,000     Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011           1,002,570
    1,000,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50%               997,190
                  (Jackson Hospital & Clinic, Inc.), 3/1/2012
    1,000,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50%               993,320
                  (Jackson Hospital & Clinic, Inc.), 3/1/2013
    1,170,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50%             1,155,012
                  (Jackson Hospital & Clinic, Inc.), 3/1/2014
                      TOTAL                                                                                                6,782,165
                  ARKANSAS--1.3%
    1,190,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.),                 1,197,104
                  10/1/2017
    1,595,000     Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.75% (Arkansas Children's          1,601,587
                  Hospital), 3/1/2008
                      TOTAL                                                                                                2,798,691
                  CALIFORNIA--2.1%
    3,000,000     California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25%                 3,010,440
                  (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011
    1,500,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series             1,519,215
                  2007A-1), 5.00%, 6/1/2012
                      TOTAL                                                                                                4,529,655
                  COLORADO--7.4%
    2,390,000     Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,              2,413,111
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
      190,000     Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                193,152
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
    1,770,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00%              1,811,223
                  (Evangelical Lutheran Good Samaritan Society), 6/1/2010
    1,000,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs           994,220
                  (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009
      500,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement              509,810
                  Communities, Inc.), 12/1/2010
    1,300,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement            1,330,862
                  Communities, Inc.), 12/1/2011
    2,135,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement            2,188,823
                  Communities, Inc.), 12/1/2012
    2,700,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital          2,801,871
                  Assurance Inc. INS), 12/1/2010
    2,705,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital          2,836,544
                  Assurance Inc. INS), 12/1/2011
      200,000     Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2007          200,508
      535,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                 543,876
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
                      TOTAL                                                                                               15,824,000
                  CONNECTICUT--1.3%
    2,630,000     Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011                               2,779,358
                  DELAWARE--0.3%
      635,000     Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center),          647,687
                  6/1/2010
                  DISTRICT OF COLUMBIA--0.5%
    1,000,000     District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2012                1,048,380
                  FLORIDA--5.2%
    1,000,000 1,2 Alachua County, FL Health Facilities Authority, Residual Interest Tax-Exempt Securities (PA-               829,900
                  1472), 5.43% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037
    1,880,000   1 Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009                            1,862,591
    1,000,000     Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012                                                     1,034,870
    1,000,000     Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00%          1,032,080
                  (Adventist Health System/ Sunbelt Obligated Group), 11/15/2010
    2,000,000     Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital        2,074,380
                  Assurance Inc. INS), 7/1/2010
    3,445,000     Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital        3,614,184
                  Assurance Inc. INS), 7/1/2011
      640,000     Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds            656,659
                  (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS),
                  10/15/2011
                      TOTAL                                                                                               11,104,664
                  GEORGIA--6.2%
    5,000,000     Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010        5,205,250
      935,000     Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical              955,570
                  Center, Inc.), 12/1/2010
    2,000,000     East Point, GA, (Series B), 5.00% TANs, 12/31/2007                                                       2,002,600
    5,000,000     East Point, GA, 4.50% TANs, 12/31/2007                                                                   4,998,300
                      TOTAL                                                                                               13,161,720
                  ILLINOIS-3.4%
      250,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside               254,068
                  Village), 2/1/2010
      760,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside               776,112
                  Village), 2/1/2011
      800,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside               821,184
                  Village), 2/1/2012
    1,200,000     Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010                 1,234,572
    1,000,000     Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011                 1,034,980
    3,050,000     Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50%           3,065,403
                  (FSA INS), 12/30/2007
                      TOTAL                                                                                                7,186,319
                  INDIANA--1.3%
      815,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%              828,285
                  (Baptist Homes of Indiana), 11/15/2009
      860,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%              878,679
                  (Baptist Homes of Indiana), 11/15/2010
    1,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B),            1,022,910
                  5.00% (Clarian Health Partners, Inc.), 2/15/2010
                      TOTAL                                                                                                2,729,874
                  IOWA-0.9%
    1,000,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A),            1,010,150
                  5.00% (Care Initiatives), 7/1/2009
    1,000,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A),            1,025,600
                  5.25% (Care Initiatives), 7/1/2011
                      TOTAL                                                                                                2,035,750
                  KANSAS--5.4%
    3,000,000     Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light          3,000,090
                  Co.), Mandatory Tender 10/1/2007
      350,000     Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012           364,546
    2,105,000     Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25%            2,205,914
                  (FSA INS), 9/1/2010
    2,600,000     Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009                                  2,600,000
    3,165,000     Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC INS),             3,336,258
                  10/1/2011
                      TOTAL                                                                                               11,506,808
                  LOUISIANA--3.1%
    2,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00%        2,048,300
                  (AMBAC INS), 6/1/2009
    4,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25%        4,169,800
                  (AMBAC INS), 6/1/2010
      500,000     Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC),               500,125
                  Mandatory Tender 4/1/2008
                      TOTAL                                                                                                6,718,225
                  MICHIGAN-4.9%
      500,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital            506,170
                  ), 7/1/2009
    2,500,000     Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund)/                    2,500,300
                  (United States Treasury COL), 10/1/2007
      300,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A),            303,933
                  5.00% (Henry Ford Health System, MI), 11/15/2008
      750,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A),            782,783
                  5.00% (Henry Ford Health System, MI), 11/15/2012
    3,000,000     Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2008                                    3,049,620
    1,000,000     Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2010                                    1,042,580
    1,000,000     Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS), 11/1/2013                                    1,087,960
    1,285,000     Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.75%           1,304,622
                  (Covenant Medical Center, Inc.), 7/1/2009
                      TOTAL                                                                                               10,577,968
                  MINNESOTA--1.4%
    1,530,000     Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System,           1,532,387
                  MN), 11/15/2007
      270,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006),          274,574
                  5.00% (HealthPartners Obligated Group), 5/15/2010
      300,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006),          306,519
                  5.00% (HealthPartners Obligated Group), 5/15/2011
      300,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006),          307,200
                  5.00% (HealthPartners Obligated Group), 5/15/2012
      300,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00%             299,712
                  (Gillette Children's Specialty Healthcare), 5/15/2011
      225,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00%             226,818
                  (Gillette Children's Specialty Healthcare), 2/1/2012
                      TOTAL                                                                                                2,947,210
                  MISSISSIPPI--0.5%
    1,000,000     Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00%               1,025,810
                  (Mississippi Baptist Health Systems, Inc.), 8/15/2010
                  MISSOURI--2.4%
    1,500,000     Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series 2006A), 4.125%, 3/1/2009                  1,500,870
    1,125,000     Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran              1,149,908
                  Senior Services), 2/1/2011
    1,185,000     Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran              1,215,585
                  Senior Services), 2/1/2012
    1,240,000     Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran              1,275,600
                  Senior Services), 2/1/2013
                      TOTAL                                                                                                5,141,963
                  NEBRASKA--1.0%
      730,000     Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012                    759,543
      700,000     Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH           701,554
                  Health System), 6/1/2010
      725,000     Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health              725,529
                  System), 6/1/2011
                      TOTAL                                                                                                2,186,626
                  NEVADA--0.2%
      425,000     Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West),             443,530
                  7/1/2013
                  NEW JERSEY--5.6%
    1,504,500     Asbury Park, NJ, 4.80% BANs, 6/27/2008                                                                   1,518,612
      500,000     Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009                502,880
    1,509,000     Bayonne, NJ, Temporary Notes, 4.75% BANs, 10/26/2007                                                     1,509,407
    3,000,000     Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007                                               3,001,200
    1,000,000     Hudson County, NJ Improvement Authority, RAN (Series 2006) GTD by Senior Citizen Housing Building        1,000,010
                  Project, 4.50% RANs (West New York, NJ), 10/15/2007
      680,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward                      674,886
                  Homestead)/(Original Issue Yield: 3.80%), 11/1/2008
      705,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00% (Winchester Gardens at Ward                      699,120
                  Homestead)/(Original Issue Yield: 4.10%), 11/1/2009
    2,000,000     Weehawken Township, NJ, 4.50% TANs, 10/11/2007                                                           2,000,100
    1,000,000     West New York, NJ, 4.125% TANs, 10/26/2007                                                               1,000,260
                      TOTAL                                                                                               11,906,475
                  NEW MEXICO--1.8%
    2,450,000     Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC          2,456,370
                  INS), 8/1/2012
    1,335,000     Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel               1,334,239
                  Corp.), 6/1/2015
                      TOTAL                                                                                                3,790,609
                  NEW YORK--1.5%
    2,220,000     Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009                                 2,232,632
    1,000,000     New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008                                              1,012,450
                      TOTAL                                                                                                3,245,082
                  NORTH CAROLINA--3.3%
      525,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                533,925
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010
      315,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                322,097
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011
      725,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                743,944
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012
    3,000,000     North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012                                         3,186,630
    2,000,000     North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014                                        2,163,740
                      TOTAL                                                                                                6,950,336
                  NORTH DAKOTA--0.2%
      500,000     Ward County, ND Health Care Facility, Revenue Bonds, 5.00% (Trinity Obligated Group, ND),                  503,185
                  7/1/2008
                  OHIO--2.5%
      500,000     American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00%,             506,640
                  2/1/2009
    1,215,000     Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002),             1,212,035
                  3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008
    3,555,000     Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue           3,546,895
                  Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory
                  Tender 4/1/2008
                      TOTAL                                                                                                5,265,570
                  OKLAHOMA--4.2%
    5,000,000     Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012         5,307,300
      960,000     Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00%              978,902
                  (Unity Health Center), 10/1/2009
    2,500,000     Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006),         2,600,500
                  5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010
                      TOTAL                                                                                                8,886,702
                  PENNSYLVANIA--5.2%
      460,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc.             460,313
                  Project), 9/1/2011
      815,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A),              810,126
                  3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008
      840,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A),              828,332
                  3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009
      865,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A),              847,639
                  3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010
      160,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),              159,043
                  3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008
      215,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),              212,014
                  3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009
      220,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),              215,585
                  3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010
    1,845,000 1,2 Geisinger Authority, PA Health System, Drivers (Series 1834), 4.63% (Geisinger Health System),           1,481,904
                  2/1/2015
    1,075,000     Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan            1,072,141
                  Hospital), 11/15/2008
    1,115,000     Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan            1,109,113
                  Hospital), 11/15/2009
    2,005,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75%            2,016,890
                  (UPMC Health System), 1/15/2008
      820,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00%              842,640
                  (Philadelphia University), 6/1/2011
      985,000     Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series               974,983
                  2003B), 4.75% TOBs (Cathedral Village ), 4/1/2011
                      TOTAL                                                                                               11,030,723
                  RHODE ISLAND--0.8%
    1,600,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding           1,651,584
                  Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011
                  SOUTH CAROLINA--3.3%
    2,000,000     Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25%             1,999,920
                  (International Paper Co.), 10/1/2007
    2,000,000     Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2007A), 4.60%             2,018,360
                  (International Paper Co.), 9/1/2012
    3,000,000 1,2 South Carolina Jobs-EDA, Residual Interest Tax-Exempt Securities (PA-1471), 5.89% (Palmetto              2,973,000
                  Health Alliance), 8/1/2039, Mandatory Tender 8/1/2013
                      TOTAL                                                                                                6,991,280
                  SOUTH DAKOTA--0.4%
      890,000     South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village                 912,045
                  Retirement Community), 9/1/2009
                  TENNESSEE--0.9%
    2,000,000     Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007                             1,999,860
                  TEXAS--4.5%
    1,000,000     Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019                1,043,010
    1,000,000     Johnson County, TX, (GO UT), 5.00% (FSA INS), 2/15/2016                                                  1,033,010
    1,000,000     North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%),               1,003,700
                  1/1/2013
    1,000,000     Spring, TX ISD, 5.25% (GTD by PSFG), 2/15/2019                                                           1,005,460
    2,500,000     Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A),              2,479,900
                  4.215%, 9/15/2010
    1,000,000     Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas           1,022,290
                  State), 4/1/2009
    2,000,000     Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas           2,115,560
                  State), 4/1/2012
                      TOTAL                                                                                                9,702,930
                  VIRGINIA--4.4%
    2,000,000     Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007                     2,001,240
    2,250,000     Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009                            2,252,430
    1,000,000     Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009                                         1,007,400
    1,000,000     Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion             993,300
                  Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2008
    3,000,000     Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012                                    3,190,770
                      TOTAL                                                                                                9,445,140
                  WASHINGTON--3.1%
    2,500,000     Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2010         2,593,650
    1,310,000     Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007                         1,315,489
      750,000     Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006),             763,823
                  5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2009
      890,000     Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006),             910,666
                  5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2010
    1,105,000     Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006),           1,140,349
                  5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2012
                      TOTAL                                                                                                6,723,977
                  WISCONSIN--0.6%
      450,000     Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Wheaton Franciscan HealthCare),                 452,961
                  8/15/2008
      350,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012              357,707
      425,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013              435,238
                      TOTAL                                                                                                1,245,906
                  WYOMING--4.5%
    3,650,000     Albany County, WY, PCRBs (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/(GTD by Union           3,650,292
                  Pacific Corp.), Optional Tender 12/1/2007
    6,000,000     Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender         5,876,820
                  6/1/2010
                      TOTAL                                                                                                9,527,112
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $211,655,197)                                               210,954,919
                  SHORT-TERM MUNICIPAL  -- 0.1%3
                  OHIO--0.1%
      200,000     Franklin County, OH Health Care Facilities, (Series 2006A) Weekly VRDNs (Ohio Presbyterian                 200,000
                  Retirement Services)/(Radian Asset Assurance INS)/(National City Bank LIQ), 5.500%, 10/4/2007 (AT
                  AMORTIZED COST)
                      TOTAL MUNICIPAL INVESTMENTS - 98.9%                                                                211,154,919
                      (IDENTIFIED COST $211,855,197)4
                      OTHER ASSETS AND LIABILITIES - NET - 1.1%                                                            2,378,703
                      TOTAL NET ASSETS - 100%                                                                          $ 213,533,622

     At September 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $8,038,183, which represented 3.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2007, these liquid restricted securities amounted to $6,175,592, which represented 2.9% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At September 30, 2007, the cost of investments for federal tax purposes was $211,850,236. The net unrealized depreciation of investments for federal tax purposes was $695,317. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $759,622 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,454,939.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.


INVESTMENT VALUATION


Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2007, is as follows:


SECURITY                                     ACQUISITION DATE   ACQUISITION COST

Florida State Department of Corrections,
   Custodial Receipts, 3.00%, 9/10/2009      2/27/2004          $1,880,000



The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 BANs  --Bond Anticipation Notes
 COL   --Collateralized
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GANs  --Grant Anticipation Notes
 GO    --General Obligation
 GTD   --Guaranteed
 HEFA  --Health and Education Facilities Authority
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 INS   --Insured
 ISD   --Independent School District
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LT    --Limited Tax
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 PSFG  --Permanent School Fund Guarantee
 RANs  --Revenue Anticipation Notes
 TANs  --Tax Anticipation Notes
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ JOHN B. FISHER
            JOHN B. FISHER
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 21, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2007